LEASES (Tables) - Security Matters Limited [Member]	12 Months Ended
Dec. 31, 2022
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF RIGHT OF USE ASSETS

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office and lab facilities	Motor vehicles	Total
At January 1, 2022	446	20	466
Additions	49	-	49
Foreign currency translation	(35)	(6)	(41)
Deductions	(7)	(14)	(21)
Depreciation expense	(39)	-	(39)
As at December 31, 2022	414	-	414

SCHEDULE OF LEASE LIABILITY

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	December 31, 2022	December 31, 2021
At January 1,	503	589
Additions	49	-
Deductions	(21)	-
Accretion of interest	51	47
Foreign exchange differences	(57)	(35)
Lease Payments	(55)	(98)
As at December 31,	470	503

Current	30	37
Non-current	440	466

SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED IN PROFIT OR LOSS

The following are the amounts recognized in profit or loss:

	December 31, 2022	December 31, 2021
Depreciation expense of right-of-use assets	39	72
Interest expense on lease liabilities	51	47
Foreign Exchange different	16	(35)
Expense relating to short-term leases	-	-
Total amount recognized in profit or loss	106	84